CONCENTRATIONS AND RISKS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Offsetting Assets [Line Items]
Profit before tax	$ 16,000		$ 20,000
Foreign currency exchange difference in profit or loss	20,000	$ 50,000
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Derivative financial instruments at fair value	35,000		45,000	$ 40,000
Foreign Exchange Option [Member]
Offsetting Assets [Line Items]
Derivative financial instruments at fair value	$ 1,000		$ 1,000	$ 28,000